February 26, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen New Jersey Dividend Advantage Municipal Fund (the “Registrant”); File No. 811-09455

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares and MuniFund Term Preferred Shares in connection with the reorganization of each of Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc. and Nuveen New Jersey Dividend Advantage Municipal Fund 2 into the Registrant.

Please contact the undersigned at (312) 609-7747 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Nathaniel Segal

NS